NORTHWESTERN MUTUAL LIFE
720 East Wisconsin Avenue
Milwaukee, WI  53202
414-299-2508

                                   March 26, 1998


Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  Northwestern Mutual Series Fund, Inc.
          SEC File No: 2-89971
          EDGAR CIK #: 0000742212
          Filing Fee: $57,397.66

Gentlemen:

     Enclosed herewith for filing pursuant to Rule 24f-2, under the Investment Company Act of 1940, is the Rule 24f-2 notice for the investment company identified above. The filing fee in the amount set forth in the caption above was submitted directly to the US Treasury at the Mellon Bank in Pittsburgh, Pennsylvania by wire transfer, as the filing fee for registration of securities of the issuer pursuant to Rule 24f-2(c) under the Securities Act of 1933. The deposit of $57,397.66 with the Mellon Bank for the filing fee has been designated as "Restricted" to this particular filing.

     This filing is being effected by direct transmission to the Commission's EDGAR System. Please call the undersigned with any questions or comments about this filing.

                                   Very truly yours,



                                   /s/ Sara A. Holm
                                   Paralegal Specialist
                                   Northwestern Mutual Series
                                     Fund, Inc.

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                   UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Northwestern Mutual Series Fund, Inc.
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

2. Name of each series or class of funds for which this Form is filed. (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or classes):

3.   Investment Company Act File Number:  811-3990

     Securities Act File Number:  2-89971

4(a).     Last day of fiscal year for which this Form is filed:
          December 31, 1997

4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). / / Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

 (i)      Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24(f):                                       $418,506,693*
                                                                  -------------

(ii)      Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                        $223,938,357#
                                                   ------------
(iii)     Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                             $  0
                                                   -----

(iv)      Total available redemption credits
          [add items 5(ii) and 5(iii)]:                           $223,938,357
                                                                  ------------

 (v)      Net sales - if item 5(i) is greater
          than 5(iv) [subtract item 5(iv) from
          item 5(i)]:                                             $194,568,336
                                                                  ------------
(vi)      Redemption credits available for use
          in future years - if item 5(i) is less
          than item 5(iv) [subtract item 5(iv)
          from item 5(i)]:                       $(  0  )
                                                   -----

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(vii)     Multiplier for determining registration
          fee:                                                    x.000295
                                                                    ------
(viii)    Registration fee due [multiply
          item 5(v) by item 5(vii)] (enter "0"
          if no fee is due):                                      =$57,397.66
                                                                   ----------
                                                                   ----------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                              +$  0
                                                               ------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =$57,397.66
                                                               ----------
                                                               ----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

                              /x/  Wire Transfer
                              / /  Mail or other means

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                                     SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



By:  /s/
     -------------------------------------------------
     Barbara E. Courtney
     Controller, Northwestern Mutual Series Fund, Inc.

                              Date:     March 26, 1998

* Excludes $832,936,848 of aggregate sale price for securities sold to unmanaged separate accounts offering interests therein that are registered under the Securities Act and on which a registration fee has been or will be paid, in accordance with Instruction C.3 to Form 24f-2.

# Excludes $259,055,625 aggregate sale price for shares excluded in Item 5(i) above.